Segmental Information - Summary of Reconciliation of Adjusted EBITDA to Net Earnings (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated
Adjusted EBITDA	$ 921,125	$ 780,949
Add (deduct) the impact of the following:
Acquisition-related costs, deal contingent forward expenses and certain other costs related to the Combination2	(27,165)	(115,569)
Stock-based compensation	(18,842)	(12,806)
Gain (loss) from investments	2,520	(1,667)
Impairment of intangible assets	(3,931)	(6,223)
Other costs	(170,882)	(101,754)
Total adjusting items	(218,300)	(238,019)
Depreciation and amortization	(438,626)	(282,806)
Operating income	264,199	260,124
Net financing charges	(202,534)	(371,086)
Net earnings from associates	0	1,068
Earnings (loss) before income taxes	61,665	(109,894)	[1],[2]
Income tax recovery	197	988
Net earnings (loss)	61,862	$ (108,906)
Restructuring expenses excluded from calculation of EBITDA, accrued termination payments	23,900
Restructuring expenses excluded from calculation of EBITDA, salaries and associated compensation	$ 13,600

[1]	Certain amounts were reclassified in the comparative periods. See note 2.
[2]	The Corporation applied IFRS 16, Leases (“IFRS 16”) from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.